Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

NOTE 17: — INCOME TAXES

a.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly accelerated depreciation in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise). If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company has three active plans, two Approved Enterprises under the Alternative Benefits Programs (Plans 3+4 and plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements. Under Plan 3+4’s approval (benefit period starting 2003), our undistributed income was exempt from corporate tax for a period of two years following implementation of the plan and we will be eligible for a reduced tax rate of between 10% and 25% for an additional thirteen years thereafter. Under Plan 5 (benefit period starting 2007), our undistributed income, derived from this approval, was exempted from corporate tax for a period of two years following implementation and we will be eligible for a reduced tax rate of 10% to 25% for eight additional years thereafter. We filed a request for an additional five years of reduced tax rates for such plan. Approval is still pending. With respect to Plan 6, the Company notified the Israeli Tax Authority within 12 months of the end of 2010 that its facilities meet the criteria for tax benefits set out by the 2005 Amendment. The Company was exempt from corporate tax for a period of two years as of the election year (2010) and we will be eligible for a reduced tax rate of 10% to 25% for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Law, regulations published thereunder and the instruments of approval for the specific investments in Approved Enterprises. In the event of failure to comply with these requirements, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest. As of March 31, 2013, management believes that the Company is meeting all of the aforementioned requirements.

If the Company pays a dividend out of income derived from the Approved and/or Benefited Enterprises incurred during the tax exemption period, the Company will be subject to corporate tax in the year the dividend is distributed in respect of the gross amount of dividend distributed.

The income subject to reduced tax rates, attributable to the Approved and/or Benefited Enterprises, cannot be distributed to shareholders without subjecting the Company to additional taxes. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises as the undistributed tax exempt income is essentially permanent by reinvestment.

For the year ended March 31, 2013, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at a regular rate, which was 25% in 2012 (see above).

Temporary, partial tax relief for repatriation of exempt income:

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2011 will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing in 2013. A company that has elected to apply the amendment cannot withdraw from its election. The Company is currently reviewing the new amendment and its implications to the Company.

d.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Such an election obligates the Company for three years. Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms. After the initial three-year term, the Company has to make the election on an annual basis. Through taxable year 2013, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

e.	Income from continuing and discontinued operations before income taxes comprises of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010

Domestic (Israel)	$65,934	$26,241	$78,499	$37,371
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	268,735	38,953	129,330	37,657

Income from continuing and discontinued operations before taxes	$334,669	$65,194	$207,829	$75,028

f.	Taxes on income are comprised of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Current taxes	$93,165	$9,352	$48,502	$7,021
Prior years’ (benefits) taxes	(6,544)	4,364	(2,577)	(3,264)
Deferred income (benefits) taxes	(18,822)	4,075	(21,374)	6,720

	$67,799	$17,791	$24,551	$10,477

Domestic	$1,139	$1,730	$3,993	$1,400
Foreign	66,660	16,061	20,558	9,077

	$67,799	$17,791	$24,551	$10,477

Included within current and deferred income tax expense are benefits relating to investment tax credits at Taro Canada of $1,320, $613, $1,954 and $1,751 for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010, respectively. Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

g.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Statutory tax rate (In Israel)	25%	24%	24%	25%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4%)	(4%)	(5%)	(12%)
Different tax rates applicable to non-Israeli subsidiaries	1%	1%	(3%)	(1%)
Uncertain tax positions, net	(3%)	(1%)	(3%)	2%
Taxes (benefits) from prior years	1%	7%	(1%)	0%

Effective consolidated tax rate	20%	27%	12%	14%

h.	Current taxes are calculated at the following rates:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
On Israeli operations (not including “Approved Enterprise”)	25.0%	24.0%	24.0%	25.0%
On U.S. operations *	35.0%	35.0%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	26.5%	31.0%
On U.K. operations *	24.0%	26.5%	26.5%	26.0%
On Ireland operations *	12.5%	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$11,574	$11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665

Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)

Net deferred tax assets	109,997	91,469

Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)

Total deferred tax liabilities	(2,205)	(2,507)

Net deferred tax assets	$107,792	$88,962

Domestic	$5,162	$5,655
Foreign	102,630	83,307

	$107,792	$88,962

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2013	2012
Among current assets (“other receivables and prepaid expenses”)	$104,509	$85,020
Long-term deferred income tax assets	5,488	6,449
Among short-term liabilities	(326)	(302)
Among long-term liabilities	(1,879)	(2,205)

	$107,792	$88,962

j.	Carryforward tax losses:

1.	The Company:

As of March 31, 2013, one of the Israeli subsidiaries has carryforward tax losses of $828.

2.	Canadian subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses.

3.	U.K. subsidiary:

As of March 31, 2013, this subsidiary has carryforward tax losses of $10,382, which may be carried forward and offset against taxable income for an indefinite period in the future. As discussed in Note 2.t, there is a full valuation allowance provided against these losses.

4.	Irish subsidiary:

As of March 31, 2013, this subsidiary has carryforward tax losses of $73,386. Taro Ireland commenced trade in 2006 and therefore has satisfied any expiration deadlines. As discussed in Note 2.t, a full valuation allowance is provided against these losses.

5.	U.S. subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses. This subsidiary has been examined by the U.S. tax authorities through 2008; however due to the fact that this subsidiary has a past net operating loss carryforward, the U.S. subsidiary remained subject to examination by the U.S. tax authorities from 2002 onward, but only to the extent of the amount of the net operating loss carryforward.

6.	Hungarian subsidiary:

As of March 31, 2013, this subsidiary has no carryforward tax losses.

k.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividend as long as such payment will result in any tax expense for the Company.

l.	At March 31, 2013, deferred income taxes were not provided for on a cumulative total of $371,020 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed. Taro Canada intends to invest these earnings indefinitely in its operations.

m.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.

n.	Tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2009. The Company’s tax provision was adequate to satisfy these assessments. The Company remains subject to examination by the Israeli tax authorities for years 2010 and onward. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

The Company’s U.S. subsidiary has been examined by U.S. tax authorities through 2008; however, due to the fact that this subsidiary has a past net operating loss carryforward, the U.S. subsidiary remains subject to examination by the U.S. tax authorities only to the extent of the amount of the net operating loss carryforward.

The Company completed its tax assessments with the Canadian tax authorities for the years through 2005. The Company’s tax provision was adequate to satisfy these assessments. Taro Canada has the 2009, 2010 and 2011 tax years currently under examination and remains subject to examination by the Canadian tax authorities for years after 2006. The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

o.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.t).

	March 31,
	2013	2012
Unrecognized tax exposure at beginning of year	$13,828	$14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)	—
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period	—	(725)
Decreases due to settlements with tax authorities	(10,216)	—
Decreases due to expiration of statute of limitations	(270)	—

Unrecognized tax exposure at end of year	$6,634	$13,828

The total amount of interest and penalties recognized on the consolidated statement of operations for the years ended March 31, 2013, the three months ended March 31, 2012 and December 31, 2011 and 2010 were ($2,730), $806, $60 and $1,296, respectively. The total amount of interest and penalties recognized on the consolidated balance sheet at March 31, 2013 and 2012 were $1,968 and $4,354, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $6,634 and $13,828 at March 31, 2013 and 2012, respectively.